Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)(2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for non-PEO NEOs (1)(2)	Average Compensation Actually Paid to non-PEO NEOs (3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)	Net Income (6)	Company- Selected Measure - Gross Profit (7)
2022	$1,180,634	$(96,873,981)	$6,036,815	$(5,614,356)	$20.02	$89.68	$(184,780)	$320,001
2021	$224,387,431	$123,182,820	$16,016,142	$17,010,366	$56.25	$124.90	$(163,929)	$231,705

Company Selected Measure Name	gross profit
Named Executive Officers, Footnote [Text Block]	Our PEO in each listed year was Jason Gardner. For fiscal 2022, our non-PEO NEOs were Michael (Mike) Milotich, Randall (Randy) Kern, Seth Weissman, Philip (Tripp) Faix, and Vidya Peters. For fiscal 2021, our non-PEO NEOs were Randy Kern and Tripp Faix. We first became a reporting company pursuant to Section 13(a) or Section 15(d) of the Exchange Act in 2021.
Peer Group Issuers, Footnote [Text Block]	The peer group used is the S&P Information Technology Index as reflected in our 2022 Annual Report pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on June 9, 2021.
PEO Total Compensation Amount	$ 1,180,634	$ 224,387,431
PEO Actually Paid Compensation Amount	$ (96,873,981)	123,182,820
Adjustment To PEO Compensation, Footnote [Text Block]	Represents the total compensation paid to our PEO and non-PEO NEOs in each listed year, as shown in our SCT for such listed year.CAP does not mean that our PEO and non-PEO NEOs realized those amounts in the listed year, but reflects adjustments to the total compensation amount shown in the SCT as shown below:

PEO SCT Total to CAP Reconciliation:
Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)	(ii)
2022	$1,180,634	$—	$(98,054,615)	$(96,873,981)
2021	$224,387,431	$(223,774,512)	$122,569,901	$123,182,820

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)	(ii)
2022	$6,036,815	$(5,227,535)	$(6,423,636)	$(5,614,356)
2021	$16,016,142	$(15,549,804)	$16,544,028	$17,010,366
(i)     Represents the grant date fair value of equity-based awards granted each year. We did not sponsor a pension plan for any of the years reflected in this table; therefore, no adjustments to the SCT total related to pensions was needed.
(ii)     Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The Company has not paid dividends historically; thus no adjustments are made for this item. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant other than with respect to increased volatility and lower common stock price. As of December 31, 2022, the assumption we used for volatility was 60.84% and for the fair value of common stock was $6.11. As of December 31, 2021, the assumption we used for volatility was 49.59% and for the fair value of common stock was $17.17. The equity components of CAP for fiscal 2022 and 2021 are further detailed in the supplemental tables below (due to rounding, the totals shown may not equal the precise values obtained by adding and subtracting the numbers in the column or row):

PEO Equity Component of CAP for FY2022:
Equity Type	Fair Value of Awards Granted in FY2022 Outstanding and Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards That Vested in FY2022	Fair Value as of Vesting Date for Awards Granted in FY2022 that Vested During FY2022	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2022, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$—	$(11,211,569)	$(3,644,457)	$—	$—	$(14,856,026)
RSUs	$—	$—	$—	$—	$—	$—
PSOs	$—	$(83,198,589)	$—	$—	$—	$(83,198,589)
Total	$—	$(94,410,158)	$(3,644,457)	$—	$—	$(98,054,615)

Average Non-PEO NEOs Equity Component of CAP for FY2022:
Equity Type	Fair Value of Awards Granted in FY2022 Outstanding and Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards That Vested in FY2022	Fair Value as of Vesting Date for Awards Granted in FY2022 that Vested During FY2022	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2022, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$1,134,796	$(2,353,527)	$(2,053,144)	$240,514	$(4,820,868)	$(7,852,229)
RSUs	$1,256,105	$—	$—	$172,488	$—	$1,428,593
Total	$2,390,900	$(2,353,527)	$(2,053,144)	$413,002	$(4,820,868)	$(6,423,636)

PEO Equity Component of CAP for FY2021:
Equity Type	Fair Value of Awards Granted in FY2021 Outstanding and Unvested at 12/31/2021	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2021	Change in Fair Value of Prior Years' Awards That Vested in FY2021	Fair Value as of Vesting Date for Awards Granted in FY2021 that Vested During FY2021	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2021, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$11,816,222	$3,419,067	$4,992,681	$568,844	$—	$20,796,814
RSUs	$—	$—	$—	$—	$—	$—
PSOs	$101,773,087	$—	$—	$—	$—	$101,773,087
Total	$113,589,309	$3,419,067	$4,992,681	$568,844	$—	$122,569,901

Average Non-PEO NEOs Equity Component of CAP for FY2021:
Equity Type	Fair Value of Awards Granted in FY2021 Outstanding and Unvested at 12/31/2021	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2021	Change in Fair Value of Prior Years' Awards That Vested in FY2021	Fair Value as of Vesting Date for Awards Granted in FY2021 that Vested During FY2021	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2021, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$9,704,136	$1,915,115	$3,899,401	$284,422	$—	$15,803,074
RSUs	$—	$—	$740,955	$—	$—	$740,955
Total	$9,704,136	$1,915,115	$4,640,356	$284,422	$—	$16,544,029

Non-PEO NEO Average Total Compensation Amount	$ 6,036,815	16,016,142
Non-PEO NEO Average Compensation Actually Paid Amount	$ (5,614,356)	17,010,366
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Represents the total compensation paid to our PEO and non-PEO NEOs in each listed year, as shown in our SCT for such listed year.CAP does not mean that our PEO and non-PEO NEOs realized those amounts in the listed year, but reflects adjustments to the total compensation amount shown in the SCT as shown below:

PEO SCT Total to CAP Reconciliation:
Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)	(ii)
2022	$1,180,634	$—	$(98,054,615)	$(96,873,981)
2021	$224,387,431	$(223,774,512)	$122,569,901	$123,182,820

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)	(ii)
2022	$6,036,815	$(5,227,535)	$(6,423,636)	$(5,614,356)
2021	$16,016,142	$(15,549,804)	$16,544,028	$17,010,366
(i)     Represents the grant date fair value of equity-based awards granted each year. We did not sponsor a pension plan for any of the years reflected in this table; therefore, no adjustments to the SCT total related to pensions was needed.
(ii)     Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The Company has not paid dividends historically; thus no adjustments are made for this item. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant other than with respect to increased volatility and lower common stock price. As of December 31, 2022, the assumption we used for volatility was 60.84% and for the fair value of common stock was $6.11. As of December 31, 2021, the assumption we used for volatility was 49.59% and for the fair value of common stock was $17.17. The equity components of CAP for fiscal 2022 and 2021 are further detailed in the supplemental tables below (due to rounding, the totals shown may not equal the precise values obtained by adding and subtracting the numbers in the column or row):

PEO Equity Component of CAP for FY2022:
Equity Type	Fair Value of Awards Granted in FY2022 Outstanding and Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards That Vested in FY2022	Fair Value as of Vesting Date for Awards Granted in FY2022 that Vested During FY2022	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2022, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$—	$(11,211,569)	$(3,644,457)	$—	$—	$(14,856,026)
RSUs	$—	$—	$—	$—	$—	$—
PSOs	$—	$(83,198,589)	$—	$—	$—	$(83,198,589)
Total	$—	$(94,410,158)	$(3,644,457)	$—	$—	$(98,054,615)

Average Non-PEO NEOs Equity Component of CAP for FY2022:
Equity Type	Fair Value of Awards Granted in FY2022 Outstanding and Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards That Vested in FY2022	Fair Value as of Vesting Date for Awards Granted in FY2022 that Vested During FY2022	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2022, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$1,134,796	$(2,353,527)	$(2,053,144)	$240,514	$(4,820,868)	$(7,852,229)
RSUs	$1,256,105	$—	$—	$172,488	$—	$1,428,593
Total	$2,390,900	$(2,353,527)	$(2,053,144)	$413,002	$(4,820,868)	$(6,423,636)

PEO Equity Component of CAP for FY2021:
Equity Type	Fair Value of Awards Granted in FY2021 Outstanding and Unvested at 12/31/2021	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2021	Change in Fair Value of Prior Years' Awards That Vested in FY2021	Fair Value as of Vesting Date for Awards Granted in FY2021 that Vested During FY2021	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2021, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$11,816,222	$3,419,067	$4,992,681	$568,844	$—	$20,796,814
RSUs	$—	$—	$—	$—	$—	$—
PSOs	$101,773,087	$—	$—	$—	$—	$101,773,087
Total	$113,589,309	$3,419,067	$4,992,681	$568,844	$—	$122,569,901

Average Non-PEO NEOs Equity Component of CAP for FY2021:
Equity Type	Fair Value of Awards Granted in FY2021 Outstanding and Unvested at 12/31/2021	Change in Fair Value of Prior Years' Awards Outstanding and Unvested at 12/31/2021	Change in Fair Value of Prior Years' Awards That Vested in FY2021	Fair Value as of Vesting Date for Awards Granted in FY2021 that Vested During FY2021	Deduction of Fair Value of Awards Granted during Prior Years that were Forfeited during FY2021, determined as of Prior FY End	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d)+ (e)
Options	$9,704,136	$1,915,115	$3,899,401	$284,422	$—	$15,803,074
RSUs	$—	$—	$740,955	$—	$—	$740,955
Total	$9,704,136	$1,915,115	$4,640,356	$284,422	$—	$16,544,029

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Tabular List [Table Text Block]
Table of Measures That are Most Important to Link CAP to Performance in Fiscal 2022
The following measures reflect the Company’s most important financial performance measures we used to link CAP for fiscal 2022 to our performance (listed in no particular order of importance), as further described and defined in the section titled “Compensation Discussion & Analysis.”

Most Important Performance Metrics for 2022
Year-Over-Year Revenue Growth
Gross Profit
Adjusted EBITDA

Total Shareholder Return Amount	$ 20.02	56.25
Peer Group Total Shareholder Return Amount	89.68	124.90
Net Income (Loss)	$ (184,780,000)	$ (163,929,000)
Company Selected Measure Amount	320,001,000	231,705,000
PEO Name	Jason Gardner
Additional 402(v) Disclosure [Text Block]	TSR is as reflected in our 2022 Annual Report pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on June 9, 2021, the effective date of our IPO.The dollar amounts reported are the Company's net income reflected in the Company’s audited financial statements for each listed year.In the Company's assessment, gross profit is the most important financial performance measure (not already required to be disclosed in the Pay versus Performance table) used by the Company in 2022 to link CAP to performance.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Year-Over-Year Revenue Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name	Gross Profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (98,054,615)	$ 122,569,901
Adjustment to Compensation Amount, Equity Value, Options	(14,856,026)	20,796,814
Adjustment to Compensation Amount, Equity Value, Restricted Stock Units	0	0
Adjustment to Compensation Amount, Equity Value, Performance Stock Options	(83,198,589)	101,773,087
PEO [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(223,774,512)
PEO [Member] | Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(98,054,615)	122,569,901
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards, Options	0	11,816,222
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	0	0
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options	0	101,773,087
Adjustment to Compensation Amount, Equity Awards	0	113,589,309
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards, Options	(11,211,569)	3,419,067
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	0	0
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options	(83,198,589)	0
Adjustment to Compensation Amount, Equity Awards	(94,410,158)	3,419,067
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards, Options	(3,644,457)	4,992,681
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	0	0
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options	0	0
Adjustment to Compensation Amount, Equity Awards	(3,644,457)	4,992,681
PEO [Member] | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards, Options	0	568,844
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	0	0
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options	0	0
Adjustment to Compensation Amount, Equity Awards	0	568,844
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards, Options	0	0
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	0	0
Adjustment to Compensation Amount, Equity Awards, Preferred Stock Options	0	0
Adjustment to Compensation Amount, Equity Awards	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,423,636)	16,544,029
Adjustment to Compensation Amount, Equity Value, Options	(7,852,229)	15,803,074
Adjustment to Compensation Amount, Equity Value, Restricted Stock Units	1,428,593	740,955
Non-PEO NEO [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,227,535)	(15,549,804)
Non-PEO NEO [Member] | Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,423,636)	16,544,028
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards, Options	1,134,796	9,704,136
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	1,256,105	0
Adjustment to Compensation Amount, Equity Awards	2,390,900	9,704,136
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards, Options	(2,353,527)	1,915,115
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	0	0
Adjustment to Compensation Amount, Equity Awards	(2,353,527)	1,915,115
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards, Options	(2,053,144)	3,899,401
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	0	740,955
Adjustment to Compensation Amount, Equity Awards	(2,053,144)	4,640,356
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards, Options	240,514	284,422
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	172,488	0
Adjustment to Compensation Amount, Equity Awards	413,002	284,422
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards, Options	(4,820,868)	0
Adjustment to Compensation Amount, Equity Awards, Restricted Stock Units	0	0
Adjustment to Compensation Amount, Equity Awards	$ (4,820,868)	$ 0